Property, Plant and Equipment (Details) - Schedule of property, plant and equipment, net - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Property, plant, and equipment, gross
Gross total	$ 4,809	$ 794
Accumulated depreciation	(707)	(219)
Total property, plant, and equipment, net	4,102	575
Leasehold improvements [Member]
Property, plant, and equipment, gross
Gross total	699	575
Computer equipment [Member]
Property, plant, and equipment, gross
Gross total	1,532	149
Machinery, vehicles, and other equipment [Member]
Property, plant, and equipment, gross
Gross total	1,188	60
Furniture and fixtures [Member]
Property, plant, and equipment, gross
Gross total	314	10
Construction in progress [Member]
Property, plant, and equipment, gross
Gross total	$ 1,076
Minimum [Member] | Leasehold improvements [Member]
Property, plant, and equipment, gross
Estimated Useful Lives in Years	5 years
Minimum [Member] | Computer equipment [Member]
Property, plant, and equipment, gross
Estimated Useful Lives in Years	2 years
Minimum [Member] | Machinery, vehicles, and other equipment [Member]
Property, plant, and equipment, gross
Estimated Useful Lives in Years	5 years
Minimum [Member] | Furniture and fixtures [Member]
Property, plant, and equipment, gross
Estimated Useful Lives in Years	2 years
Maximum [Member] | Leasehold improvements [Member]
Property, plant, and equipment, gross
Estimated Useful Lives in Years	7 years
Maximum [Member] | Computer equipment [Member]
Property, plant, and equipment, gross
Estimated Useful Lives in Years	3 years
Maximum [Member] | Machinery, vehicles, and other equipment [Member]
Property, plant, and equipment, gross
Estimated Useful Lives in Years	10 years
Maximum [Member] | Furniture and fixtures [Member]
Property, plant, and equipment, gross
Estimated Useful Lives in Years	5 years